Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 68.0	$ 96.3
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	116.0	128.2
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	154.1	183.8
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	68.0	93.3
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	61.4	88.5
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	96.8	119.0
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	129.3	164.1
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	59.9	88.5
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	37.2	46.7
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	48.3	46.1
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	96.0	71.9
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.6	24.5
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(30.6)	(38.9)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (29.1)	$ (36.9)